NOTE 7. PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
NOTE 7. PREPAID EXPENSES AND OTHER CURRENT ASSETS

A summary of prepaid expenses and other current assets is as follows:

	December 31,
	2012	2011
		As Adjusted – note 2

Prepaid interest expenses	$51	$341
Temporary advances to employees	197	798
Prepaid rent	1,632	1,124
Prepaid other taxes	81	264
Prepaid fuel charges	46	606
Prepaid insurance expenses	1,365	155
Other current assets	1,140	877
Security deposit for lease securitization borrowings	—	7,935
Total	$4,512	$12,100

Prepaid insurance mainly includes the insurance premium of directors and officers liabilities insurances of the Company and the amount prepaid by the Company on behalf of the customers for its insurance agency business. Other current assets mainly include short-term advances made to third parties, such as to petrol companies and to customers for insurance claims.